Other Operating Income (expenses) - (Tables)	12 Months Ended
Dec. 31, 2020
Other Operating Income (expenses)
Schedule of other operating income (expenses)

	Year ended
	December 31,
(in thousands of euros)	2018	2019	2020
Corrective claims - CIR	—	—	2,863
Accrued income from Abbott — payroll taxes	—	68	—
Reversal of restructuring expenses	—	—	43
Total other operating income	—	68	2,905
Provision for risk on payroll taxes	—	(123)	(90)
Restructuring expenses	—	(1,096)	—
Impairment of tax loss carry back	—	—	(333)
CIR provision	—	—	(1,804)
IPO costs and follow‑on offering	(2,221)	(323)	(2,881)
Write‑down of inventory	(33)	—	—
Total other operating expenses	(2,255)	(1,541)	(5,108)
Other operating income (expenses)	(2,255)	(1,475)	(2,202)